Note 10 - Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Other Borrowings [Abstract]
Schedule of Debt [Table Text Block]
(Dollar amounts in thousands)	Maturity range		Weighted- average	Stated interest rate range
Description	from	to	interest rate	from	to	2013	2012
Fixed rate amortizing	03/01/14	10/01/28	4.02%	2.78%	4.48%	$3,361	$4,722
Junior subordinated debt	12/21/37	12/21/37	1.97	1.91	1.98	8,248	8,248

Total						$11,609	$12,970

Schedule of Maturities of Long-term Debt [Table Text Block]
(Dollar amounts in thousands)
		Weighted-
Year Ending December 31,	Amount	Average Rate

2014	$984	3.99%
2015	685	4.01%
2016	502	4.00%
2017	373	4.00%
2018	252	4.02%
Beyond 2018	8,813	2.10%

Total	$11,609	2.52%